Stock and Incentive Programs - Restricted Stock Units - Narrative (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation	$ 13	$ 8	$ 6
LSC Communications, RRD and Donnelley Financial Restricted Stock Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares granted to certain executive officers and senior management	145,120
Potential payout for awards	139,090
LSC Communications, RRD and Donnelley Financial Restricted Stock Units | Employees, Officers and Directors
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation	$ 9	$ 7	$ 4
Unrecognized share-based compensation cost	$ 7
Equity instruments other than options expected to vest, Shares	700,000
Equity instruments other than options expected to vest, weighted-average grant date fair value	$ 28.64
Unrecognized compensation expense, weighted average period of recognition	1 year